Acquisitions (Universal Orlando Purchase Price Allocation) (Details) (Universal Orlando [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Universal Orlando [Member]
Business Acquisition [Line Items]
Cash	$ 1,019
Fair value of 50% equity method investment in Universal Orlando	1,039
Property and equipment	2,422
Intangible assets	591
Working capital	241
Long-term debt	(1,503)
Deferred revenue	(90)
Other noncurrent assets and liabilities	(580)
Noncontrolling interests	(5)
Fair value of identifiable net assets acquired	1,076
Goodwill	982
Total	$ 2,058